Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,740,101.74
Previously Paid Amount	0
Total Fee Amount	516.51
Total Offset Amount	0
Net Fee	$ 516.51